UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23993

Investment Company Act file number

Rockefeller Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Rockefeller Municipal Opportunities Fund

Alyssa M. Bernard, Secretary

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

With copy to:

Deborah Bielicke Eades

Mark A. Quade

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Rockefeller Municipal Opportunities Fund (RKMIX)

Semi-Annual Report

March 31, 2026

Rockefeller Municipal Opportunities Fund

TABLE OF CONTENTS (Unaudited)

Rockefeller Municipal Opportunities Fund

Allocation of Portfolio Assets (a)

March 31, 2026 (Unaudited)

(a)	Percentages are based on the total net assets of the Fund. Please refer to the Schedule of Investments for a listing of the Fund's holdings.

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund

Schedule of Investments

March 31, 2026 (Unaudited)

MUNICIPAL BONDS – 126.4%	Principal Amount	Value
Arizona – 4.2%
Arizona Industrial Development Authority
5.75%, 07/15/2038 (Obligor: Pinecrest Academy Of Nv) (a)	$100,000	$100,243
5.15%, 10/01/2053	350,000	354,352
6.88%, 02/01/2065 (Obligor: San Tan Montessori Sch Ob) (a)	2,000,000	1,979,348
Industrial Development Authority of the City of Phoenix Arizona, 5.25%, 12/01/2060 (Obligor: Christian Care Surprise)	3,445,000	3,152,900
Industrial Development Authority of the County of Pima, 6.13%, 06/15/2047 (Obligor: Fit Kids Inc) (a)	360,000	359,988
La Paz County Industrial Development Authority, 5.00%, 02/15/2046 (Obligor: Albuquerque Sch Excellnce) (a)	245,000	229,893
Maricopa County Industrial Development Authority
5.63%, 07/01/2045 (Obligor: Paragon Management Inc) (a)	535,000	540,088
5.88%, 07/01/2060 (Obligor: Paragon Management Inc) (a)	1,055,000	1,038,636
Sierra Vista Industrial Development Authority, 5.75%, 06/15/2064 (Obligor: Fit Kids Inc) (a)	2,250,000	2,092,658
Superstition Vistas Community Facilities District No 2
5.70%, 07/01/2040	241,000	250,601
6.30%, 07/01/2049	430,000	439,509
		10,538,216
California – 6.1%
California County Tobacco Securitization Agency, 6.00%, 06/01/2042 (Obligor: Alameda Cnty Tobacco Sec)	265,000	267,102
California Municipal Finance Authority, 5.63%, 11/01/2054 (Obligor: California Baptist Univ) (a)	500,000	505,440
California Public Finance Authority
6.38%, 06/01/2059 (Obligor: P3 Irvine Sl Holdings Obl) (a)	1,000,000	910,062
6.63%, 03/01/2065 (Obligor: Isf Ativo Portfolio Oblig) (a)	2,465,000	2,511,910
6.63%, 06/01/2065 (Obligor: Qsh/Lb Llc) (a)	1,425,000	1,464,916
California Statewide Communities Development Authority, 5.50%, 12/01/2054 (Obligor: Loma Linda Univ Med Obl)	25,000	25,034
California Statewide Financing Authority, 6.00%, 05/01/2043 (Obligor: Tsr Multi-county Spl Purp)	205,000	205,469
Silicon Valley Tobacco Securitization Authority, Zero Coupon, 06/01/2041 (b)	2,500,000	920,143
Los Angeles CA Dept of Arpts A, 5.50%, 05/15/2055 (b)(f)	8,000,000	8,463,280
		15,273,356
Colorado – 8.3%
Colorado Health Facilities Authority
6.00%, 06/15/2027 (Obligor: Mile High Council) (a)	135,000	136,929
5.00%, 09/15/2053 (Obligor: Bslc Ii Obligated Group)	500,000	446,067
7.00%, 06/15/2055 (a)	5,610,000	5,388,302
Cottonwood Creek Metropolitan District No 5, Zero Coupon, 12/01/2055 (a)(b)	2,000,000	1,559,504
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	866,085
Denver Health & Hospital Authority, 5.00%, 12/01/2039	25,000	25,050
Dominion Water & Sanitation District, 5.88%, 12/01/2052	1,400,000	1,430,291
Green Valley Ranch East Metropolitan District No 9
Zero Coupon, 12/01/2055 (b)	805,000	650,680
8.00%, 12/15/2055	1,020,000	1,009,394
Haymeadow Metropolitan District No 1, 6.13%, 12/01/2054	1,000,000	1,020,253
Mirabelle Metropolitan District No 2, 6.13%, 12/15/2049	1,000,000	983,868
Pinnacle Farms Metropolitan District No 1, 8.75%, 12/15/2055 (a)	1,000,000	987,035
Red Barn Metropolitan District, 7.88%, 12/15/2055	650,000	641,366
Sojourn at Idlewild Metropolitan District, 6.13%, 12/01/2055 (a)	1,000,000	1,019,498
STC Metropolitan District No 2
6.25%, 12/01/2055 (a)	2,000,000	2,000,119
8.00%, 12/15/2055 (a)	1,000,000	992,927
Sterling Ranch Community Authority Board, 6.88%, 12/15/2055	550,000	548,873
Vail Home Partners Corp., 5.88%, 10/01/2055 (a)	500,000	508,029
Weems Neighborhood Metropolitan District, 5.88%, 12/01/2055	700,000	710,057
		20,924,327
Connecticut - 0.7%
Stamford Housing Authority
6.50%, 10/01/2055 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	1,000,000	1,013,337

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

MUNICIPAL BONDS – 126.4% (continued)	Principal Amount	Value
Connecticut - 0.7% (continued)
Stamford Housing Authority
6.25%, 10/01/2060 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	$750,000	$740,461
		1,753,798
Delaware - 0.5%
Delaware State Economic Development Authority, 6.00%, 07/01/2065 (Obligor: Academia Antonia Alonso I) (a)	1,250,000	1,244,015

District of Columbia – 3.4%
Washington DC Met Area Transit, 5.50%, 07/15/2060 (f)	8,000,000	8,461,200

Florida – 5.8%
Capital Projects Finance Authority/FL
7.25%, 01/01/2055 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	500,000	522,092
7.13%, 01/01/2065 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	2,500,000	2,564,999
6.75%, 06/15/2065 (Obligor: Imagine School At North P) (a)	2,000,000	2,003,254
Capital Trust Authority
6.13%, 07/01/2060 (Obligor: Classical Acad Sarasota) (a)	815,000	798,191
5.00%, 06/01/2064 (Obligor: Mason Classical Academy) (a)	1,000,000	887,096
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Obligor: Mskp Town And Cntry Util) (d)	1,500,000	1,535,257
Florida Higher Educational Facilities Financing Authority, 6.25%, 07/01/2055 (Obligor: Keiser Univeristy Obligat)(a)	1,000,000	1,004,395
Florida Local Government Finance Commission
5.88%, 10/01/2061 (Obligor: Cornerstone Chrtr Acad Ob)	705,000	679,975
6.88%, 11/15/2064 (Obligor: Ponte Vedra Pine Oblig) (a)	1,170,000	1,213,503
6.13%, 06/15/2065 (Obligor: Bridgeprep Academy Obl Gp) (a)	1,000,000	1,002,683
Gas Worx Community Development District, 6.00%, 05/01/2057 (a)	1,020,000	1,027,232
Miami Beach Health Facilities Authority, 5.00%, 11/15/2039 (Obligor: Mt Sinai Med Ctr Fl Obl)	70,000	70,052
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	100,649
V-Dana Community Development District, 5.55%, 05/01/2055	1,240,000	1,206,846
		14,616,224
Georgia – 1.1%
Atlanta Development Authority, 5.25%, 07/01/2040	115,000	115,122
Augusta GA Airport Revenue, 5.00%, 01/01/2034	100,000	100,067
Development Authority of Burke County, 1.95%, 11/01/2052 (c)	2,600,000	2,600,000
Municipal Electric Authority of Georgia, 5.50%, 07/01/2060	50,000	50,007
		2,865,196
Hawaii – 3.4%
Hawaii St Arpts Sys Rev, 5.50%, 07/01/2054 (b)(f)	8,000,000	8,455,680

Idaho - 0.4%
Power County Industrial Development Corp., 6.45%, 08/01/2032 (Obligor: Fmc Corporation) (d)	1,000,000	1,003,582

Illinois – 6.3%
Chicago O'Hare International Airport, 5.25%, 01/01/2061	10,000,000	10,316,168
City of Burbank IL, 6.25%, 02/01/2056 (Obligor: Intercultural Montessori) (a)	870,000	868,834
Illinois Finance Authority
5.25%, 05/15/2054 (Obligor: Admiral At The Lake Oblig)	1,000,000	817,604
6.38%, 08/01/2055 (Obligor: Rogers Park Montessori) (a)	1,900,000	1,924,523
Upper Illinois River Valley Development Authority, 6.00%, 12/01/2055 (Obligor: Northern Kane Edu Corp) (a)	2,000,000	2,000,193
		15,927,322
Indiana – 2.6%
City of Evansville IN, 5.45%, 01/01/2038 (Obligor: Evansville Rcf Lp)	1,000,000	943,141
City of Lafayette IN
5.60%, 01/01/2033 (Obligor: Glasswtr Crk Of Lafayette)	130,000	129,656
5.80%, 01/01/2037 (Obligor: Glasswtr Crk Of Lafayette)	1,840,000	1,834,221
City of Valparaiso IN, 5.38%, 12/01/2041 (Obligor: Green Oaks Of Valparaiso) (a)	750,000	684,156
Indiana Finance Authority, 6.38%, 10/15/2055 (Obligor: Global Preparatory) (a)	1,180,000	1,172,116

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

MUNICIPAL BONDS – 126.4% (continued)	Principal Amount	Value
Indiana – 2.6% (continued)
Town of Merrillville IN, 5.75%, 04/01/2036 (Obligor: Belvedere Slf Llc)	$900,000	$894,474
Town of Whitestown IN, 6.00%, 09/01/2050 (a)	1,000,000	985,923
		6,643,687
Kansas – 2.1%
City of Hutchinson KS, 5.00%, 12/01/2041 (Obligor: Hutchinson Regl Med Oblig)	100,000	88,509
City of Topeka KS, 6.50%, 12/01/2052 (Obligor: Congregational Home Oblig)	1,000,000	1,011,476
City of Wichita KS
5.75%, 05/15/2045 (Obligor: Presbyterian Manors Oblig)	2,000,000	1,979,615
5.88%, 05/15/2050 (Obligor: Presbyterian Manors Oblig)	1,000,000	960,550
6.75%, 06/01/2060 (Obligor: Larksfield Place Oblig)	850,000	863,743
Wyandotte County-Kansas City Unified Government, 5.50%, 03/01/2046 (a)	500,000	491,783
		5,395,676
Kentucky – 1.1%
Kenton County Airport Board, 5.25%, 01/01/2054 (d)	2,000,000	2,033,338
Kentucky Economic Development Finance Authority
5.00%, 07/01/2040 (Obligor: Kentucky Wired Infras Inc)	20,000	20,011
5.00%, 07/01/2050 (Obligor: Christian Care Cmntys Obl)	1,000,000	831,234
		2,884,583
Maryland – 0.2%
City of Rockville MD, 5.00%, 11/01/2047 (Obligor: King Farm Presbyterian Ob)	645,000	591,556
Maryland Economic Development Corp., 5.00%, 06/01/2027 (Obligor: Salisbury University Project)	30,000	30,019
		621,575
Massachusetts - 1.1-%
Massachusetts Development Finance Agency
5.00%, 10/01/2043 (Obligor: Emmanuel College)	600,000	570,990
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp) (a)	2,540,000	2,308,809
		2,879,799
Michigan - 0.2%
Kalamazoo Economic Development Corp., 6.25%, 08/15/2061 (Obligor: Friendship Vlg Kalamazoo) (a)	375,000	375,753

Minnesota - 2.8%
City of Apple Valley MN, 5.63%, 09/01/2065 (Obligor: Phs Apple Vly Senior Hsg)	750,000	753,975
City of Coon Rapids MN, 6.50%, 06/15/2065 (Obligor: Athlos Leadership Academy)	2,000,000	1,993,759
City of Eagan MN
6.25%, 02/01/2045 (Obligor: Great Oaks Academy) (a)	250,000	251,037
6.38%, 02/01/2055 (Obligor: Great Oaks Academy) (a)	350,000	336,956
6.50%, 02/01/2065 (Obligor: Great Oaks Academy) (a)	625,000	603,431
City of Rochester MN, 5.38%, 09/01/2050	2,770,000	2,055,647
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.50%, 09/01/2055 (Obligor: Nova Classical Academy)	425,000	410,925
Lakes Area Economic Development Authority, 5.88%, 11/01/2062 (Obligor: Knute Nelson)	750,000	730,578
		7,136,308
Missouri - 0.4%
Health & Educational Facilities Authority of the State of Missouri, 5.00%, 11/15/2045 (Obligor: Mercy Health)	50,000	50,021
Kansas City Industrial Development Authority, 6.00%, 01/01/2048 (a)	855,000	865,223
		915,244
Montana - 0.5%
City of Kalispell MT, 6.00%, 05/15/2060 (Obligor: Immanuel Living Oblig Grp)	1,270,000	1,277,758

Nebraska - 0.0% (e)
Douglas County Sanitary & Improvement District No 608, 5.75%, 12/15/2037	50,000	47,069

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

MUNICIPAL BONDS – 126.4% (continued)	Principal Amount	Value
Nebraska - 0.0% (e) (continued)
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	$25,000	$25,046
		72,115
New Hampshire – 0.5%
New Hampshire Business Finance Authority
Zero Coupon, 12/01/2031 (a)(b)	900,000	642,808
5.88%, 04/01/2060 (Obligor: Pennichuck Water Works) (d)	500,000	502,953
		1,145,761
New York – 16.1%
Albany Capital Resource Corp., 5.00%, 12/01/2029 (Obligor: Albany Clg Of Pharmacy)	240,000	240,209
New York City Housing Development Corp., 5.30%, 11/01/2060	1,215,000	1,237,098
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.25%, 11/01/2055	8,000,000	8,363,764
New York Transportation Development Corp.
6.00%, 06/30/2059 (Obligor: Jfk Nto Llc) (d)	1,500,000	1,573,231
5.50%, 06/30/2060 (Obligor: Jfk Nto Llc) (d)	1,000,000	1,002,202
Ontario County Local Development Corp.
8.00%, 06/01/2027 (Obligor: Association Housing Llc) (a)	395,000	395,009
6.50%, 12/01/2045 (Obligor: Association Housing Llc) (a)	7,535,000	7,645,899
New York NY City Mun Wtr Fin Auth Wtr & Ser Sys Rev, 5.25%, 06/15/2054 (f)
9.39%, 06/15/2054 (a)(c)	8,000,000	8,303,200
9.54%, 06/15/2055 (a)(c)	10,000,000	10,482,900
Westchester County Local Development Corp., 6.50%, 12/01/2065 (Obligor: Qsh/Tarrytown Llc) (a)	1,220,000	1,238,984
		40,482,496
North Carolina – 2.4%
Charlotte-Mecklenburg Hospital Authority
2.00%, 01/15/2037 (Obligor: Atrium Health Oblig Grp) (c)	1,100,000	1,100,000
2.00%, 01/15/2048 (Obligor: Atrium Health Oblig Grp) (c)	1,000,000	1,000,000
North Carolina Medical Care Commission, 7.00%, 11/01/2055 (Obligor: Ashf Holdco 1 Llc Obligat) (a)	4,000,000	4,023,766
		6,123,766
Ohio – 8.2%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	2,665,000	2,151,987
City of Springfield OH, 7.65%, 05/01/2042 (Obligor: Eaglewood Property Holdng)	887,886	795,919
Columbus Regional Airport Authority, 5.50%, 01/01/2050 (d)	3,000,000	3,140,246
County of Franklin OH, 1.95%, 11/01/2042 (Obligor: Nationwide Childrens Hosp) (c)	300,000	300,000
Dayton-Montgomery County Port Authority, 6.63%, 01/01/2045 (Obligor: Springfield Aal Llc) (a)	1,150,000	1,205,184
Ohio Housing Finance Agency
8.75%, 01/01/2036 (a)	610,000	606,687
5.70%, 08/01/2043 (Obligor: Havens Edge Apts Llc) (a)	1,000,000	1,044,247
6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp) (a)	1,000,000	1,009,568
6.25%, 01/01/2045 (Obligor: Canton Aal Lp) (a)	1,500,000	1,548,766
6.30%, 01/01/2045 (Obligor: Green Oaks Of Canal Winch)	1,500,000	1,527,464
6.38%, 01/01/2045 (Obligor: Bedford Heights Aal Lp) (a)	1,500,000	1,560,135
6.50%, 01/01/2045 (Obligor: Ashford At The Enclave Ll) (a)	1,500,000	1,548,201
6.10%, 01/01/2046 (Obligor: Mason Aal Lp) (a)	1,675,000	1,694,281
Port of Greater Cincinnati Development Authority, 6.50%, 01/01/2045 (Obligor: Vivera Northbrook Llc) (a)	1,500,000	1,562,511
State of Ohio, 5.00%, 12/31/2035 (d)	1,000,000	1,000,844
		20,696,040
Oklahoma - 0.0% (e)
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Obl)	35,000	23,876

Oregon – 3.8%
Oregon State Facilities Authority, 6.00%, 06/15/2065 (Obligor: Personalized Learning Inc) (a)	1,000,000	1,007,538
Redmond Air AMT, 5.50%, 06/01/2052 (b)(f)	8,000,000	8,460,480
		9,468,018
Pennsylvania – 6.4%
Lancaster County Hospital Authority/PA, 5.00%, 07/01/2035 (Obligor: Landis Homes Oblig Grp)	20,000	19,661

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

MUNICIPAL BONDS – 126.4% (continued)	Principal Amount	Value
Pennsylvania – 6.4% (continued)
Lehigh County General Purpose Authority
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (b)	$2,318,847	$14,131
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (b)	2,340,854	1,503,838
7.50%, 02/01/2044 (Obligor: Kidspeace Obligated Group)	6,170,750	5,051,888
Northeastern Pennsylvania Hospital and Education Authority, 5.25%, 03/01/2037 (Obligor: Wilkes University)	495,000	495,180
Philadelphia Authority for Industrial Development, 5.75%, 06/01/2050 (Obligor: Gtr Phila Hlth Action Inc)	795,000	794,632
Pennsylvania Hsg Fin Agy Single Family Mtg Rev, 5.25%, 10/01/2050 (f)	8,000,000	8,135,200
		16,014,530
Puerto Rico - 0.4%
Children's Trust Fund, Zero Coupon, 05/15/2050 (b)	5,000,000	998,729

South Carolina - 1.9%
South Carolina Jobs-Economic Development Authority
5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	625,000	481,597
5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,505,000	1,129,974
7.75%, 10/01/2057 (Obligor: Cr River Park Llc)	3,150,000	3,183,309
		4,794,880
Texas – 19.7%
City of Anna TX, 5.70%, 09/15/2056 (a)	500,000	489,291
City of Buda TX
6.00%, 09/01/2055 (a)	1,750,000	1,701,898
6.75%, 09/01/2055 (a)	1,000,000	974,520
City of Eagle Pass TX
7.63%, 09/01/2060 (a)	1,500,000	1,442,502
7.63%, 09/01/2060 (a)	920,000	884,735
City of Granbury TX
7.25%, 09/15/2045	1,000,000	1,033,636
7.50%, 09/15/2055	1,000,000	1,020,647
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.50%, 09/01/2058	1,000,000	1,053,780
City of Lavon TX, 6.00%, 09/15/2054 (a)	1,000,000	1,022,716
City of Lockhart TX
6.13%, 09/01/2056	730,000	722,378
7.50%, 09/01/2056 (a)	1,425,000	1,411,181
City of Royse City TX, 6.75%, 09/15/2055 (a)	1,000,000	980,612
City of Seguin TX, 5.50%, 09/01/2059	8,000,000	8,515,870
City of Terrell TX, 7.00%, 09/15/2055 (a)	1,000,000	1,012,731
Clifton Higher Education Finance Corp., 6.00%, 08/15/2055 (Obligor: Aristoi Classical Academy)	1,000,000	964,731
County of Denton TX, 5.63%, 12/31/2055 (a)	1,000,000	1,013,900
New Hope Cultural Education Facilities Finance Corp.
6.75%, 07/01/2044 (Obligor: Legacy At Midtown Park Ob)	500,000	517,335
5.50%, 07/01/2045 (Obligor: Legacy At Midtown Park Ob)	700,000	633,547
5.50%, 07/01/2054 (Obligor: Legacy At Midtown Park Ob)	25,000	21,105
5.25%, 10/01/2055 (Obligor: Presbyterian Vlg North Ob)	1,000,000	939,482
6.50%, 10/01/2055 (Obligor: Bella Vida Forefront Livi)	1,830,000	1,868,318
7.13%, 07/01/2056 (Obligor: Legacy At Midtown Park Ob)	250,000	256,142
6.50%, 10/01/2060 (Obligor: Bella Vida Forefront Livi)	1,425,000	1,451,129
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,075
1.75%, 10/01/2041 (Obligor: Methodist Hosps Dallas Ob) (c)	1,300,000	1,300,000
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)
10.24%, 11/15/2052 (a)(c)	8,000,000	8,433,680
City of Austin TX, Water and Wastewater System (a)(c)	8,000,000	8,135,200
Travis County Development Authority, 5.63%, 09/01/2055 (a)	1,560,000	1,503,728
		49,688,509
Utah – 5.7%
County of Utah UT, 5.00%, 05/15/2041 (Obligor: Intermountain Hlthcr Oblg)	125,000	125,171
Desert Edge Public Infrastructure District No 1, Zero Coupon, 03/01/2055 (a)(b)	1,000,000	796,606
High Star Ranch Infrastructure Financing District, 6.25%, 12/01/2055 (a)	2,000,000	2,000,227

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

MUNICIPAL BONDS – 126.4% (continued)	Principal Amount	Value
Utah – 5.7% (continued)
Jordanelle Ridge Public Infrastructure District No 2, 7.88%, 03/15/2055 (a)	$1,988,000	$2,013,128
Mida Cormont Public Infrastructure District
Zero Coupon, 06/01/2055 (a)(b)	1,000,000	857,467
6.25%, 06/01/2055 (a)	600,000	625,190
NWQ Public Infrastructure District, 8.25%, 03/15/2056	1,329,000	1,315,673
Panorama Public Infrastructure District No 1, 8.63%, 03/15/2055 (a)	1,500,000	1,486,722
Pine View Public Infrastructure District No 2, 6.25%, 12/01/2055 (a)	1,000,000	992,276
Soleil Hills Public Infrastructure District No 1, 5.88%, 03/01/2055 (a)	1,000,000	988,594
South Salt Lake Redevelopment Agency, 6.25%, 04/15/2046 (a)	1,000,000	1,013,896
Tech Ridge Public Infrastructure District, 6.25%, 12/01/2054 (a)	1,000,000	1,028,063
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054 (a)	1,000,000	1,014,048
		14,257,061

Washington – 4.5%
Port of Seattle Revenue Series B AMT, 5.50%, 10/01/2050 (b)(f)	8,500,000	8,939,280
Washington State Housing Finance Commission
6.25%, 01/01/2056 (Obligor: Horizon House Oblig Group)	1,000,000	997,448
6.38%, 07/01/2060 (Obligor: Josephine Caring Cmnty Ob) (a)	1,500,000	1,490,250
		11,426,978

Wisconsin – 5.6%
Public Finance Authority
Zero Coupon, 12/15/2034 (a)(b)	1,665,000	1,002,725
5.50%, 09/01/2051 (Obligor: Discovery Charter Sch Grp)	150,000	124,027
6.75%, 06/15/2055 (Obligor: Liberty Classical Schs) (a)	250,000	245,856
4.75%, 06/15/2056 (Obligor: Gray Collegiate Academy) (a)	740,000	618,682
6.45%, 04/01/2060 (Obligor: Sheboygan Christian Sch A) (a)	1,000,000	970,398
5.75%, 07/01/2062	1,120,391	1,151,185
7.00%, 06/15/2065 (Obligor: Liberty Classical Schs) (a)	550,000	550,189
6.50%, 12/31/2065 (Obligor: Sr 400 Peach Partners Llc) (d)	2,000,000	2,183,964
University of Wisconsin Hospitals & Clinics, 1.95%, 04/01/2048 (Obligor: Univ Wi Hosp & Clin Obl) (c)	3,200,000	3,200,000
Wisconsin Health & Educational Facilities Authority
4.50%, 07/01/2043 (Obligor: Chiara Communities Inc)	140,000	127,873
5.13%, 04/01/2057 (Obligor: Cedar Crest Inc Obl Group)	1,000,000	841,796
6.63%, 07/01/2060 (Obligor: Chiara Hsg & Svcs Obl Grp)	600,000	625,586
5.50%, 06/01/2061 (Obligor: Benevolent Corp Cedar Obl)	2,400,000	2,377,210
		14,019,491
TOTAL MUNICIPAL BONDS (Cost $315,498,919)		318,405,549

TOTAL INVESTMENTS – 126.4% (Cost $315,498,919)		318,405,549
Floating Rate Note Obligations (24.6)% (g)		(61,875,000)
Liabilities in Excess of Other Assets - (1.8)%		(4,647,917)
TOTAL NET ASSETS - 100.0%		$251,882,632

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $194,081,996 or 77.10% of the Fund’s net assets.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $48,294,337 or 19.20% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.
(g)	Face value of Floating Rate notes issued in TOB transactions.

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund
Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

Assets
Investments, at fair value (cost $315,498,919)	$318,405,549
Cash and cash equivalents	176,251
Interest receivable	4,902,928
Receivable for investments sold	8,349,360
Prepaid expenses and other assets	35,288
Total assets	331,869,376

Liabilities
Fund administration and accounting fees payable	76,011
Payable for investments purchased	16,458,262
Distribution payable	616,529
Payable to adviser (Note 4)	158,466
Payable for Floating Rate Note Obligations (Note 2)	61,875,000
Payable for interest expense and fees on Floating Rate Note Obligations (Note 2)	732,441
Other liabilities	70,035
Total liabilities	79,986,744

Net Assets	$251,882,632

Net Assets
Paid-in capital	$251,642,497
Total distributable earnings	240,135
Net assets	$251,882,632

Net asset value, offering and/or redemption price per share (12,676,729 common shares)*	$19.87

*	Unlimited shares authorized without par value.

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund
Statement of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

Investment income
Interest income	$7,699,546
Total investment income	7,699,546

Expenses
Investment advisory fees (Note 4)	786,360
Interest expense and fees on Floating Rate Note Obligations (Note 2)	732,441
Fund administration and accounting fees	105,956
Professional fees	76,689
Registration fees	37,565
Trustees' fees	34,761
Transfer agent fees	27,921
Audit fees	22,851
Offering costs	18,682
Shareholder reporting expense	6,838
Custodian fees	3,500
Other expenses and fees	11,249
Total expenses	1,864,813

Net investment income	5,834,733

Realized and unrealized gains (losses)
Net realized gains on:
Investments	129,404
Net realized gains	129,404
Net change in unrealized appreciation (depreciation) of:
Investments	(1,362,422)
Net change in unrealized depreciation	(1,362,422)
Net realized and unrealized losses	(1,233,018)
Net increase in net assets resulting from operations	$4,601,715

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund
Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Period from Commencement of Operations to September 30, 2025 *
Increase (decrease) in net assets resulting from operations
Net investment income	$5,834,733	$4,162,253
Net realized gain / (loss)	129,404	(2,946,606)
Net change in unrealized appreciation (depreciation)	(1,362,422)	4,269,052
Net increase (decrease) in net assets resulting from operations	4,601,715	5,484,699

Distributions to shareholders
From net investment income	(5,707,002)	(4,327,588)
Total distributions to shareholders	(5,707,002)	(4,327,588)

Shareholder transactions (Note 8)
Subscriptions	71,916,963	182,386,068
Shares issued in reinvestment of distributions	2,713,168	1,796,011
Shares redeemed	(5,975,673)	(1,105,729)
Net increase (decrease) in net assets from capital transactions	68,654,458	183,076,350
Net increase (decrease) in net assets	67,549,171	184,233,461
Net assets
Beginning of period	184,333,461	100,000
End of period	$251,882,632	$184,333,461

*	The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund
Statement of Cash Flows
For the Six Months Ended March 31, 2026 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$4,601,715
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(167,641,384)
Proceeds from sales and repayments of investments	86,665,796
Net change in unrealized depreciation on investments	1,362,422
Net realized gain on investments	(129,404)
Net accretion of premiums and discounts	(323,324)
Changes in assets and liabilities:
Increase in interest receivable	(2,039,874)
Decrease in fund administration and accounting fees payable	(40,056)
Decrease in deferred offering costs	18,682
Increase in prepaid expenses and other assets	(20,467)
Increase in investment advisory fees payable	49,593
Decrease in other liabilities	(33,900)
Net cash used in operating activities	(77,530,201)
Cash Flows from Financing Activities
Subscriptions for shares	72,066,963
Shares redeemed	(5,975,673)
Distributions paid to shareholders	(2,742,607)
Payments on Floating Rate Note Obligations	(5,457,760)
Proceeds from Floating Rate Note Obligations	18,957,760
Increase in payable for interest expense and fees on Floating Rate Note Obligations	416,975
Net cash provided by financing activities	77,265,658
Net decrease in cash	(264,543)
Cash
Beginning balance	440,794
Ending balance	$176,251

Supplemental disclosure of cash flow information and non-cash financing activities:
Reinvestment of distributions	$2,713,168

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund
Financial Highlights

	Six Months Ended		For the Period from Commencement of
	March 31, 2026 (Unaudited)		Operations to September 30, 2025*

Per share operating performance
Net asset value, beginning of period	$19.92		$20.00
Gain (Loss) from investment operations
Net investment income(1)	0.56		0.70
Net realized and unrealized loss (2)	(0.07)		(0.12)
Total from investment operations	0.49		0.58
Distributions from
Net investment income	(0.54)		(0.66)
Total distributions	(0.54)		(0.66)
Net asset value, end of period	$19.87		$19.92

Total return (3)	2.47%		2.99%

Ratios to average net assets (4)
Expenses, before reimbursement	1.78%		2.07%
Expenses, after reimbursement	1.78	%(5)(6)	1.95	%(5)(6)
Net investment income	5.56%		4.46%

Supplemental data
Net assets, end of period (in thousands)	$251,883		$184,333
Portfolio turnover rate (3)	13%		221%

(1)	Per share calculations were performed using average shares.
(2)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Not annualized
(4)	Annualized
(5)	Includes interest expense of 0.70% and 0.48%, respectively related to tender option bond transactions (See Note 2).
(6)	Offering costs of 0.02% and 0.07%, respectively are excluded from the expense limitation of 1.50%.
*	The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements

March 31, 2026 (Unaudited)

1.	Organization

Rockefeller Municipal Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on July 29, 2024, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares operating as an “interval fund”. The Fund is non-diversified for the purposes of the 1940 Act. Rockefeller & Co. LLC d/b/a Rockefeller Asset Management serves as the Fund’s investment manager (the “Investment Manager”).

The Fund’s investment objective is to seek current income exempt from regular federal income tax and to seek long-term capital appreciation. Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities, the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The Fund intends to invest in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies, and authorities) and the District of Columbia, U.S. territories, commonwealths, and possessions or by their agencies, instrumentalities, and authorities. These primarily include municipal bonds, municipal notes, interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund intends to select investments without regard to the federal alternative minimum tax (“AMT”) and therefore may select investments subject to the federal AMT.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Portfolio Valuation and Fair Value Measurements – In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated the Investment Manager as the valuation designee responsible for performing the fair value determinations relating to the Fund’s investments for which market quotations are not readily available. The Board has approved the Investment Manager’s Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund’s investments are valued in a manner consistent with GAAP as required by the 1940 Act. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. Debt and fixed income securities may be valued by pricing agents selected by the valuation designee. The pricing agents employ methodologies that utilize (a) market transactions, (b) broker-dealer supplied valuations, or (c) other electronic data processing techniques. These methodologies generally take into account such factors as security prices, yields, maturities, call features, ratings, and significant events or other developments relating to specific securities. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$318,405,549	$–	$318,405,549
Total Investments	$–	$318,405,549	$–	$318,405,549

For the fiscal period ended March 31, 2026, the Fund did not hold and recognize any transfers to or from Level 3.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

Investment Transactions, Income Recognition and Expenses - Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

Distribution of Income and Gains - The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. The Fund declares income dividends daily and distributes them monthly to shareholders of record. Distributions can only be made from net investment income. At least annually, the Fund also distributes to you your pro rata share of any available net capital gain and taxable ordinary income, if any. Net short-term capital gains may be paid more frequently. The dividends that the Fund pays will depend on several factors, including dividends payable on any preferred shares issued by the Fund (and expenses associated with other forms of leverage).

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Use of Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Organization and Offering Costs - Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund, in the connection with the formation of the Fund, the offering of the Fund's shares, and the admission of investors in the Fund, including, without limitation, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund. The Fund incurred organizational costs of $15,266 prior to commencement of operations that are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Investment Manager as described in Note 4. The Fund incurred offering costs of $98,921 prior to commencement of operations. These offering costs were amortized to expense over twelve months on a straight-line basis and were not subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Investment Manager as described in Note 4. As of March 31, 2026, the Fund has fully amortized the remaining deferred offering costs of $18,682 as presented on the Statement of Operations.

Cash and Cash Equivalents – Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2026, the Fund held cash, but no cash equivalents as shown on the Statement of Assets and Liabilities.

Leverage - The Fund may use leverage through the issuance of preferred shares, or the use of tender option bonds, reverse repurchase agreements, or borrowings, such as through credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures contracts, total return swaps and other derivative transactions, loans of portfolio securities, short sales and when issued, delayed delivery and forward commitment transactions. For the

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

fiscal period ended March 31, 2026, the Fund was engaged in leverage through the use of tender option bonds.

The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which a Fund, or an agent on behalf of a Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third-party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to a Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer.

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead the Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund-sponsored TOBs, the Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. The Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third party is unable to perform its obligations as an administrative agent, the Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the sponsor and then issues TOB Floaters to third-party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the performance of the Underlying Securities’ within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

Underlying Securities’ downside investment risk and also benefit disproportionately from any potential appreciation of the value of Underlying Securities. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Because the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to each Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

The Fund accounts for TOB transactions as secured borrowings. For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund and are presented in each Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. The TOB Floaters would be categorized as Level 2 within the fair value hierarchy. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

to a TOB Issuer are recognized as a component of “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations.

At March 31, 2026, the aggregate value of the Underlying Securities transferred to TOB Issuers and the related liability for TOB Floaters was as follows:

Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$86,518,740	$61,875,000

During the period ended March 31, 2026, the Funds’ average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

Average Floating Rate Note Obligations Outstanding	Annualized Daily Weighted Average Interest Rate
$53,971,154	2.40%

3.	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Interest Rate Risk - Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

Municipal Bond Risk - Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds.

Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager will apply investment techniques and risk analysis in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager will expose all material risks associated with an investment. Additionally, the Investment Manager may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

Market Risk - The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

Valuation Risk - Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”).

Leverage Risk - The Fund’s use of leverage creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies.

Non-Diversification Risk - Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Liquidity Risk - Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Repurchase Offer Risks - Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments.

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Under the terms of the Management Agreement, the Fund compensates the Investment Manager for its services at the annual rate of 0.75%, accrued daily and payable monthly in arrears, based upon the daily “Managed Assets” of the Fund. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). For the six months ended March 31, 2026, the Fund incurred management fees of $786,360.

The Investment Manager has contractually agreed, through January 31, 2027, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) exceed 1.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then-current term.

Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment. The Investment Manager’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Amount Waived
or Expenses
	Reimbursed by the		Amount Subject to
Fiscal Year	Investment	Amount	Potential
Incurred	Manager	Recouped	Reimbursement	Expiration Date
March 31, 2026	$-	$-	$-	March 31, 2029
September 30, 2025	$71,298	$71,298	$-	September 30, 2028

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. Employees of the Administrator serve as Chief Compliance Officer (effective January 1, 2026), President and Treasurer of the Fund and are not compensated by the Fund. U.S. Bank National Association serves as custodian for the securities and cash of the Fund's portfolio. Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), is the Fund's principal underwriter and distributor. ACA Group also provided the Fund with a Chief Compliance Officer, of which the term ended on December 31, 2025.

5.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer and Principal Financial Officer of the Fund act as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM assesses the segment’s performance to make resource allocation decisions for the Fund. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations. There were no intra-entity sales or transfers during the reporting period.

6.	Investment Transactions

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding proceeds from and payments on floating rate note obligations, and short-term investments were $182,545,898 and $94,398,850, respectively. There were no purchases and sales of U.S. government securities.

7.	Income Taxes and Distributions to Shareholders

At September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$178,524,143
Gross unrealized appreciation	4,979,694
Gross unrealized depreciation	(710,642)
Net unrealized appreciation / (depreciation)	4,269,052
Undistributed Tax-Exempt Ordinary Income	398,030
Total distributable earnings	398,030
Other accumulated gain / (loss) (a)	(3,321,660)
Total accumulated gain / (loss)	$1,345,422

(a)	Other accumulated gain / (loss) amounts are attributable to short term capital loss carryforwards of $(2,946,606) that will not expire, distribution payable of $(365,302) and organization expenses of $(9,752).

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended September 30, 2025, the Fund had post-October or late-year losses as follows:

Post-October Losses	Late-Year Losses
$-	$-

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid for the six months ended March 31, 2026 and the period ended September 30, 2025, were as follows:

	Ordinary Income	Tax Exempt Income	Total
March 31, 2026*	$-	$5,707,002	$5,707,002
September 30, 2025	$94,980	$4,232,608	$4,327,588

*	The final tax character of any distribution declared during 2026 will be determined in January 2027 and reported to shareholders on IRS form 1099-DIV in accordance with federal income tax regulations.

8.	Repurchase Offers

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your Common Shares, will make periodic offers to repurchase Common Shares. No shareholder will have the right to require the Fund to repurchase its Common Shares, except as permitted by the Fund’s interval structure. No public market for the Common Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Common Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV on a regular schedule. Although the policy permits repurchase of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 10% of the Fund’s outstanding Common Shares at NAV subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months.

Quarterly repurchases by the Fund of its Common Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

any net investment income. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Common Shares up to a maximum amount of 2% of the outstanding Common Shares of the Fund. If the Fund determines not to repurchase additional Common Shares beyond the repurchase offer amount, or if shareholders tender an amount of Common Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Common Shares tendered on a pro rata basis.

During the six months ending March 31, 2026, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10.0% of its outstanding shares as of the Repurchase Pricing Dates. The results of the repurchase offers were as follows:

Repurchase Request Deadline	Percentage of Outstanding Shares the Fund offered to Repurchase	Repurchase Pricing Date	Pricing Date NAV	Amount Repurchased	Number of Shares Repurchased	Percentage of Outstanding Shares Repurchased
10/17/2025	10%	10/17/2025	$20.18	$5,769,645	285,909	3.03%
1/16/2026	10%	1/16/2026	$20.08	$206,028	10,260	0.10%

Transactions involving the Fund’s shares were as follows:

			For the Period from Commencement of Operations to
	March 31, 2026		September 30, 2025*
	Shares	Amount	Shares	Amount
Shares Sold	3,582,105	$71,916,963	9,216,189	$182,386,068
Reinvested Dividends	135,227	2,713,168	92,176	1,796,011
Shares Redeemed	(296,169)	(5,975,673)	(57,799)	(1,105,729)
Net Increase in Net Assets	3,421,163	$68,654,458	9,255,566	$183,076,350

*	The date of commencement of operations was December 6, 2024.

9.	Line of Credit Arrangement

The Fund (the “Borrower”) opened a secured Line of Credit Arrangement (“LOC”), effective September 12, 2025, with U.S. Bank National Association (the “Bank”). The LOC has a maturity date of September 11, 2026, under which borrowing is limited to the lesser of (i) $15,000,000, (ii) 5% of the gross market value of the Borrower and, (iii) 33 and 1/3% of the gross market value (as determined solely by the Bank using consistently-applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrower which are recorded on the Borrower's books and records as belonging solely to the Borrower and are held by the Bank as sole custodian. The proceeds of the loans may only be used by the Borrower for short term liquidity purposes in connection with periodic repurchases. The Borrower will be charged the prime rate minus 1.0%. During the period ending March 31, 2026, the Borrower utilized and repaid $276,000 under the terms of the LOC. The average interest rate of the borrowing during the period was

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

March 31, 2026 (Unaudited)

6.96%, which resulted in the Fund incurring fees of $105. As of March 31, 2026, the LOC balance was zero.

10.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

The Fund offered for repurchase up to 10% of its outstanding shares on March 27, 2026. The repurchase offer period was from March 27, 2026, through April 17, 2026, the repurchase pricing date. The amount repurchased as of the pricing date was $3,719,928, representing 184,155 shares redeemed.

Management has determined that there were no other subsequent events that would need to be recognized or disclosed in the financial statements.

Rockefeller Municipal Opportunities Fund

Additional Information
March 31, 2026 (Unaudited)

N-PORT

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Advisor toll free at 1-800-991-3319 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Board of Trustees and is available upon request without charge by calling the Advisor toll free at 1-800-991-3319 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Rockefeller Municipal Opportunities Fund

Additional Information (continued)

March 31, 2026 (Unaudited)

Fund Service Providers

Investment Manager

Rockefeller Global Investment Management

45 Rockefeller Plaza, Fifth Floor,

New York, New York 10111

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302,

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor,

Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor,

Milwaukee, Wisconsin 53212

Legal Counsel

Vedder Price P.C.

222 N La Salle St.,

Chicago, Illinois 60601

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310,

Philadelphia, Pennsylvania 19103

Principal Underwriter and Distributor

Quasar Distributors, LLC

190 Middle Street, Suites 301 and 401,

Portland, ME 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rockefeller Municipal Opportunities Fund

By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President
Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President,
Principal Executive Officer

Date	6/4/2026

By	/s/ Mark S. Spencer
Mark S. Spencer, Treasurer,
Principal Financial Officer

Date	6/4/2026

*	Print the name and title of each signing officer under his or her signature